PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Receivable from a third party asset management company*	—	933,947
Security deposits, net of credit loss**	414,400	906,720
Others***	61,581	80,880
	475,981	1,921,547

*The balances represent the receivable from the third party company in relation to the back-to-back guarantee services provided to the Group (see Note 2(l)).

**The balances represent security deposits set aside as requested by certain institutional funding partners for provision of the primary guarantee. As of December 31, 2022 and 2023, allowance for credit loss were nil and RMB6,838, respectively. Provision for credit loss of nil and RMB6,838 was recorded for security deposits for the year ended December 31, 2022 and 2023, respectively.

Summary of balances of loans receivable	Other includes the following balances of loans receivable::

	As of December 31,
	2022	2023
	RMB	RMB
Loans receivable	21,142	9,149
Less: Allowance for credit losses	(17,991)	(6,367)
Loans receivable, net	3,151	2,782

Summary of the allowance for credit losses

The movement of allowance for loans receivable for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	(27,700)	(27,255)	(17,991)
Current year credit losses	(27,735)	(18,609)	(40,766)
Current year write off	9,087	27,665	29,133
Disposal of a subsidiary	18,236	—	—
Foreign currency exchange	857	208	23,257
Balance at end of the year	(27,255)	(17,991)	(6,367)